Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Text Block]

3. Significant accounting policies

(a) Basis of presentation:

The consolidated financial statements of the Company have been prepared in accordance with U. S. GAAP and include the accounts of the Company’s wholly-owned subsidiary, Revett Silver, and Revett Silver’s wholly owned subsidiaries. All inter-company balances and transactions have been eliminated on consolidation.

The Company’s earnings and cash flows are subject to copper and silver price volatility. In addition, the Company’s continuing operations in the long-term and the underlying value and recoverability of the Rock Creek property are dependent upon the existence of economically recoverable mineral reserves, obtaining the necessary operating permits for the Rock Creek property and future profitable production or sufficient proceeds from the sale of the Rock Creek property.

(b) Use of estimates:

The preparation of financial statements requires management to make estimates and assumptions about future events that affect the amounts reported in the financial statements and accompanying notes and the disclosure of contingent assets and liabilities at the date of the financial statements. Significant areas requiring the use of estimates include the recoverability of mineral property, plant, and equipment, the determination of the reclamation and remediation liability, assumptions used in determining the fair value of stock-based compensation, determination of valuation allowances for future income tax assets, measurement of concentrate inventory, expected economic lives and rates for depreciation, depletion, and amortization, the fair value of certain financial instruments and the estimates of mineral reserves and mine life. Actual results may differ from these estimates.

(c) Cash and cash equivalents:

Cash and cash equivalents consist of funds deposited with various financial institutions in accordance with our cash management policy and all short-term money market instruments which, on acquisition, have an original maturity of three months or less. The Company's cash and cash equivalents are not subject to any restrictions.

(d) Short-term investments and available for sale securities:

The Company determines the appropriate classification of investments at the time of purchase and re-evaluates such determinations at each reporting date. Short-term investments are available for liquidity needs and are classified as trading and recorded at market value with changes recorded in earnings. Marketable equity securities are categorized as available for sale and carried at fair market value with changes recorded in accumulated other comprehensive income (loss).

Realized gains and losses on the sale of securities are recognized on a specific identification basis. Unrealized gains and losses are included as a component of accumulated other comprehensive income (loss), unless other than temporary impairment in value has occurred, in which case such accumulated loss would be charged to current period net income (loss). Unrealized gains and losses originally included in accumulated other comprehensive income are reclassified to current period net income (loss) when the sale or determination of other than temporary impairment of securities occurs.

(e) Revenue recognition:

Revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred and no obligations remain, collection is reasonably assured, and price is reasonably determinable. Copper and silver concentrates are sold under pricing arrangements where final prices are determined by quoted metal prices in periods subsequent to the date of sale. Revenues are recorded at the time of sale based on forward prices for the expected date of final settlement and are re-valued at each period end. Therefore, revenue from the sale of metals in concentrate are subject to mark-to-market adjustments and adjustment upon final settlement of estimated metal prices, weights, and assays. Adjustments to revenue for metal prices are recorded monthly and other adjustments are recorded on final settlement. The Company establishes a provision for losses on accounts receivable if it becomes probable it will not collect all or part of the outstanding balance. The Company has reviewed collectability of the receivable balance and concluded that no reserve for uncollectable receivables was necessary at December 31, 2012. The Company’s receivables from its one customer have has no history of un-collectability.

(f) Stock-based compensation:

The Company has an equity incentive plan which is described in note 11. The Company estimates the fair value of stock option grants using the Black-Scholes option pricing model. Compensation costs related to stock options are included in administrative and general expenses.

(g) Income (loss) per share:

Basic income (loss) per common share is calculated using the weighted average number of common shares issued and outstanding during the year. Diluted income (loss) per common share is calculated using the treasury stock method, which assumes that the proceeds to be received on exercise of outstanding stock options and warrants are used to repurchase shares of the Company at the average market price of the common shares for the year. Stock options and warrants are included in the calculation of diluted earnings per common share only if earnings are positive and to the extent the market price of the common shares exceeds the exercise price of the stock options and warrants.

(h) Foreign currency translation:

The Company’s functional currency for all subsidiaries is the United States dollar. Transactions and account balances originally stated in currencies other than the United States dollar have been translated into United States dollars as follows:

  Revenue and expense items at the rate of exchange in effect on the dates they occur.
  Non-monetary assets and liabilities at historical exchange rates, unless such items are carried at market, in which case they are translated at the exchange rate in effect on the balance sheet date.
  Monetary assets and liabilities at the exchange rate in effect at the balance sheet date.

Transaction gains and losses are recorded in the statement of operations in the period in which they occur.

(i) Inventories:

Material and supplies are valued at the lower of average cost or market. Stockpiled ore and work-in-process inventory are valued at the lower of the average production cost or net realizable value after an allowance for additional processing costs. Finished goods inventory, which consists of copper and silver concentrate available for sale, is valued at the lower of the average production cost or net realizable value. Production costs include the cost of raw materials, direct labor, mine site overhead expenses, and depreciation and depletion of mineral property, plant, and equipment.

(j) Mineral property, plant and equipment:

Exploration costs are expensed as incurred. Costs related to the acquisition of property and mineral rights, construction of production facilities, and the development of mine infrastructure are capitalized. Costs of permitting, evaluation, and feasibility are only capitalized upon completion of an analysis which demonstrates the economic viability of the mineral deposit. Specifically, drilling and related costs incurred on sites without an existing mine and on areas outside the boundary of a known mineral deposit that contains proven and probable reserves are exploration expenditures and are expensed as incurred. Drilling and related costs incurred to define and delineate a residual mineral deposit that has not previously been classified as a proven or probable reserve at a development stage or production stage mine will only be capitalized when management determines there is sufficient evidence that the expenditure will result in a future economic benefit to the Company when the expenditure is made.

Management evaluates whether or not there is sufficient geologic and economic certainty of being able to convert a mineral deposit into a proven or probable reserve at a development stage property, based upon the known geology and metallurgy, existing or planned mining and processing facilities, and existing operating permits and environmental programs. Costs are only capitalized when the following conditions have been met: (i) there is a probable future economic benefit to the Company; (ii) the Company has or can obtain the economic benefit and control access to it; and (iii) the transaction or event giving rise to the economic benefit has already occurred. Once commercial production has commenced, these costs are amortized using the units-of-production method based on proven and probable reserves. Production facilities and equipment are stated at cost and are depreciated using the or units-of-production method at rates sufficient to depreciate the assets over their estimated useful lives, not to exceed the life of the mine to which the assets relate. Vehicles and office equipment are stated at cost and are depreciated using the straight-line method over estimated useful lives of three to six years. Maintenance and repairs are charged to operations as incurred.

(k) Impairment of long-lived assets:

The Company reviews and evaluates its long-lived assets for impairment when events or changes in circumstances indicate that the related carrying amounts may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to its estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount exceeds the estimated undiscounted cash flows, an impairment loss is recognized based on the difference between the estimated fair value of the asset and its carrying value.

Management’s estimates are subject to risks and uncertainties of changes affecting the recoverability of the Company’s investment in its mineral property, plant, equipment, and mine development. Management's estimates of these factors are based on expected future conditions. Nonetheless, it is reasonably possible that in the near term, changes that would adversely affect management's estimate of net cash flows expected to be generated from its properties could occur. This could necessitate a write down for asset impairment.

(l) Reclamation and remediation:

The Company's mining and exploration activities are subject to various laws and regulations governing the protection of the environment. The Company recognizes the fair value of future reclamation and remediation as a liability in the period in which it incurs a legal obligation associated with the retirement of a tangible long-lived asset that results from the acquisition, construction, development, and/or normal use of the asset, if a reasonable estimate of fair value can be made. The liability is measured initially at fair value and the resulting cost capitalized into the carrying value of the related assets. In subsequent periods, the liability is adjusted for accretion of the discount and any change in the amount or timing of the underlying cash flows. The asset retirement cost capitalized to the related asset is depreciated over the remaining life of the asset.

It is reasonably possible that the ultimate cost of remediation and reclamation could change in the future due to uncertainties associated with defining the nature and extent of environmental contamination, the application of laws and regulations by regulatory authorities and changes in remediation technology. The Company continually reviews its accrued liabilities as evidence becomes available indicating that its remediation and reclamation obligations may have changed. Any such increases in costs could materially impact the future amounts charged to operations for reclamation and remediation obligations and are accounted for as a change in estimate.

(m) Income taxes:

The Company recognizes provision for income taxes based on the asset and liability method. The Company recognizes deferred income tax assets and liabilities and the expected income tax consequences of events that have been recognized in its financial statements. Deferred income tax assets and liabilities are determined based on the temporary differences between the financial statement carrying amounts and the tax basis of assets and liabilities using enacted tax rates in effect in the periods in which the temporary differences are expected to reverse. The effect on deferred income tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the date of enactment. The Company records a valuation allowance against any portion of those deferred income tax assets that management believes will not be realized.

(n) Hedging instruments:

The Company may utilize derivative financial instruments to reduce cash flow risk relating to copper and silver sales.

The Company recognizes derivative financial instruments on a mark-to-market basis with changes in fair value recognized in revenues for the period. Contracts designated as held for normal purchase and sale are not accounted for as derivatives and the effect of these contracts are accounted for only in the period of settlement.

(o) Reclassification:

Certain amounts from prior periods have been reclassified to conform with the current period presentation. These reclassifications have resulted in no changes to the Company’s retained earnings (accumulated deficit) and net income (losses) presented in prior periods.